Cover	Feb. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2025
Entity Registrant Name	NORTHERN OIL AND GAS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33999
Entity Tax Identification Number	95-3848122
Entity Address, Address Line One	4350 Baker Road, Suite 400
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	952
Local Phone Number	476-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	NOG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001104485
Amendment Flag	false